Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net operating revenues:
Operating revenues	$ 55,848	$ 61,352
Costs and expenses:
Depreciation and amortization expense	2,996	2,816
Selling, general and administrative expenses	8,451	8,203
Operating loss	(271)	(186)
Other income (expense):
Interest expense	(699)	(379)
Other income, net	276	281
Loss before income taxes	(694)	(284)
Provision for income taxes	122	125
Net loss	(816)	(409)
Less net loss attributable to non-controlling interest in subsidiary	(509)	(340)
Net loss attributable to Avalon Holdings Corporation common shareholders	$ (307)	$ (69)
Loss per share attributable to Avalon Holdings Corporation common shareholders:
Basic and diluted net loss per share (in dollars per share)	$ (0.08)	$ (0.02)
Weighted average shares outstanding - basic and diluted (in shares)	3,803	3,803
Waste Management Services [Member]
Net operating revenues:
Operating revenues	$ 38,398	$ 44,306
Costs and expenses:
Operating costs	30,495	36,437
Golf and Related Operations [Member]
Net operating revenues:
Operating revenues	17,450	17,046
Food, beverage and merchandise sales	7,290	7,242
Other golf and related operations	10,160	9,804
Costs and expenses:
Operating costs	11,000	10,872
Cost of food, beverage and merchandise	$ 3,177	$ 3,210